Quarterly Holdings Report
for
Fidelity® Founders Fund
January 31, 2026
RFFF-NPRT3-0426
1.9892521.106
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	188	290,701
BRAZIL - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (c)	779	1,673,128
CANADA - 8.5%
Consumer Discretionary - 1.9%
Broadline Retail - 1.9%
Dollarama Inc	30,631	4,127,925
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Tourmaline Oil Corp (d)	55,609	2,631,692
Information Technology - 1.5%
IT Services - 1.5%
Shopify Inc Class A (United States) (c)	24,509	3,216,316
Materials - 3.9%
Metals & Mining - 3.9%
Alamos Gold Inc Class A	101,078	3,745,747
Franco-Nevada Corp	19,683	4,607,468
TOTAL MATERIALS		8,353,215
TOTAL CANADA		18,329,148
CHINA - 1.2%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	22,760	1,749,375
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Trip.com Group Ltd ADR	12,906	792,041
TOTAL CHINA		2,541,416
FRANCE - 1.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	574	1,380,513
Industrials - 1.0%
Aerospace & Defense - 1.0%
Dassault Aviation SA	5,700	2,160,727
TOTAL FRANCE		3,541,240
ITALY - 1.7%
Industrials - 1.7%
Passenger Airlines - 1.7%
Ryanair Holdings PLC	106,015	3,598,080
JAPAN - 0.8%
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Japan Elevator Service Holdings Co Ltd	160,749	1,688,405
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
SK Hynix Inc GDR (Germany) (e)	2,216	1,339,635
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	16,765	5,541,838
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (a)(b)	44,800	137,930
UNITED STATES - 79.6%
Communication Services - 13.7%
Interactive Media & Services - 12.7%
Alphabet Inc Class C	58,206	19,704,477
Meta Platforms Inc Class A	8,939	6,404,794
Reddit Inc Class A (c)	8,356	1,506,336
		27,615,607
Media - 1.0%
EchoStar Corp Class A (c)	18,287	2,070,454
TOTAL COMMUNICATION SERVICES		29,686,061
Consumer Discretionary - 11.4%
Automobiles - 1.8%
Tesla Inc (c)	9,076	3,906,401
Broadline Retail - 5.4%
Amazon.com Inc (c)	48,564	11,621,365
Hotels, Restaurants & Leisure - 3.4%
Marriott International Inc/MD Class A1	20,056	6,323,657
Monarch Casino & Resort Inc	1	91
Royal Caribbean Cruises Ltd	3,177	1,031,413
		7,355,161
Household Durables - 0.0%
Garmin Ltd	1	202
Textiles, Apparel & Luxury Goods - 0.8%
Ralph Lauren Corp Class A	4,844	1,711,918
TOTAL CONSUMER DISCRETIONARY		24,595,047
Consumer Staples - 5.6%
Beverages - 5.6%
Coca-Cola Consolidated Inc	32,146	4,888,121
Monster Beverage Corp (c)	90,512	7,309,749
TOTAL CONSUMER STAPLES		12,197,870
Financials - 19.7%
Banks - 1.8%
First Citizens BancShares Inc/NC Class A	1,861	3,851,470
Capital Markets - 10.8%
Blackrock Inc	3,807	4,259,805
Charles Schwab Corp/The	32,218	3,348,095
Interactive Brokers Group Inc Class A	93,029	6,966,012
Intercontinental Exchange Inc	35,268	6,128,873
MSCI Inc	4,177	2,544,712
		23,247,497
Consumer Finance - 1.3%
Capital One Financial Corp	13,210	2,892,065
Financial Services - 2.8%
Apollo Global Management Inc	13,393	1,801,894
Berkshire Hathaway Inc Class B (c)	8,823	4,239,716
		6,041,610
Insurance - 3.0%
Arthur J Gallagher & Co	6,569	1,638,112
F&G Annuities & Life Inc	2,545	75,051
Fidelity National Financial Inc	43,218	2,350,627
Kinsale Capital Group Inc	3,179	1,258,503
W R Berkley Corp	17,842	1,223,604
		6,545,897
TOTAL FINANCIALS		42,578,539
Health Care - 1.0%
Biotechnology - 0.0%
Blueprint Medicines Corp rights (a)(c)	1,000	0
Health Care Equipment & Supplies - 1.0%
Medline Inc Class A	49,738	2,198,420
Health Care Technology - 0.0%
Doximity Inc Class A (c)	26	974
TOTAL HEALTH CARE		2,199,394
Industrials - 9.2%
Aerospace & Defense - 6.3%
GE Aerospace	22,070	6,770,855
HEICO Corp Class A	15,215	3,873,587
TransDigm Group Inc	2,135	3,047,798
		13,692,240
Commercial Services & Supplies - 2.2%
Cintas Corp	13,600	2,602,904
Rollins Inc	33,817	2,141,969
		4,744,873
Ground Transportation - 0.7%
Old Dominion Freight Line Inc	8,895	1,540,614
TOTAL INDUSTRIALS		19,977,727
Information Technology - 17.0%
Communications Equipment - 1.6%
Arista Networks Inc (c)	24,781	3,512,459
IT Services - 0.7%
Cloudflare Inc Class A (c)	8,664	1,536,560
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices Inc	10	3,109
NVIDIA Corp	79,455	15,186,234
		15,189,343
Software - 6.8%
Applied Intuition Inc Class A (a)(b)(c)	270	30,586
Microsoft Corp	22,287	9,589,873
Palantir Technologies Inc Class A (c)	16,068	2,355,408
Synopsys Inc (c)	5,701	2,651,621
Zoom Communications Inc Class A (c)	19	1,750
Zscaler Inc (c)	6	1,200
		14,630,438
Technology Hardware, Storage & Peripherals - 0.9%
Dell Technologies Inc Class C	16,419	1,878,990
TOTAL INFORMATION TECHNOLOGY		36,747,790
Materials - 1.5%
Metals & Mining - 1.5%
MP Materials Corp (c)	29	1,704
Steel Dynamics Inc	18,329	3,291,339
TOTAL MATERIALS		3,293,043
Real Estate - 0.5%
Specialized REITs - 0.5%
Public Storage	3,941	1,088,465
TOTAL UNITED STATES		172,363,936
TOTAL COMMON STOCKS (Cost $150,485,425)		211,045,457

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(b)(c)	17	26,287
Canva Australia Holdings Pty Ltd Series A2 (a)(b)(c)	3	4,638

TOTAL AUSTRALIA		30,925
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	638	163,826
UNITED STATES - 0.2%
Information Technology - 0.2%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	2,484	3,875
Yanka Industries Inc Series F (a)(b)(c)	12,743	33,514
		37,389
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)(c)	352	39,875
Applied Intuition Inc Series B2 (a)(b)(c)	171	19,370
Evozyne Inc Series A (a)(b)(c)	1,000	16,450
MOLOCO Inc Series A (a)(b)(c)	3,703	252,064
		327,759
TOTAL UNITED STATES		365,148
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $803,323)		559,899

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	1,513,372	1,513,675
Fidelity Securities Lending Cash Central Fund (f)(g)	3.70	2,392,369	2,392,608
TOTAL MONEY MARKET FUNDS (Cost $3,906,283)			3,906,283

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $155,195,031)	215,511,639
NET OTHER ASSETS (LIABILITIES) - 0.5%	1,136,843
NET ASSETS - 100.0%	216,648,482

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,019,116 or 0.5% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,339,635 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/2/2024	16,118

Applied Intuition Inc Series A2	7/2/2024	21,013

Applied Intuition Inc Series B2	7/2/2024	10,207

Bytedance Ltd Series E1	11/18/2020	69,908

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 5/3/2024	200,532

Canva Australia Holdings Pty Ltd Series A	9/22/2023	18,133

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	3,200

Evozyne Inc Series A	4/9/2021	22,470

MOLOCO Inc Series A	6/26/2023	222,180

Starling Bank Ltd	6/18/2021 - 4/5/2022	85,152

Yanka Industries Inc Series E	5/15/2020	30,005

Yanka Industries Inc Series F	4/8/2021	406,207

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,663,370	41,697,660	44,847,064	122,307	(291)	-	1,513,675	1,513,372	0.0%
Fidelity Securities Lending Cash Central Fund	3,276,043	27,542,767	28,426,221	3,795	19	-	2,392,608	2,392,369	0.0%
Total	7,939,413	69,240,427	73,273,285	126,102	(272)	-	3,906,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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